Summary of Significant Accounting Policies (Details) - Schedule of Amortization Methods and Estimated Useful Lives of the Respective Intangible Assets	12 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies (Details) - Schedule of Amortization Methods and Estimated Useful Lives of the Respective Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Method	Straight-line method
Finite-Lived Intangible Asset, Useful Life	5 years
Distribution channel [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Amortization Methods and Estimated Useful Lives of the Respective Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Method	Accelerated method
Finite-Lived Intangible Asset, Useful Life	10 years
Technology-Based Intangible Assets [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Amortization Methods and Estimated Useful Lives of the Respective Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Method	Straight-line method
Technology-Based Intangible Assets [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Amortization Methods and Estimated Useful Lives of the Respective Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Technology-Based Intangible Assets [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Amortization Methods and Estimated Useful Lives of the Respective Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Order or Production Backlog [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Amortization Methods and Estimated Useful Lives of the Respective Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Method	Straight-line method
Finite-Lived Intangible Asset, Useful Life	3 years 9 months
Customer Relationships [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Amortization Methods and Estimated Useful Lives of the Respective Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Method	Accelerated method
Finite-Lived Intangible Asset, Useful Life	8 years 9 months
Apipost data [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Amortization Methods and Estimated Useful Lives of the Respective Intangible Assets [Line Items]
Indefinite life
Other Intangible Assets [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Amortization Methods and Estimated Useful Lives of the Respective Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Method	Straight-line method
Finite-Lived Intangible Asset, Useful Life	5 years